Vanguard Global Capital Cycles Fund Shareholder Fees - Retail Prospectus [Member] - Vanguard Global Capital Cycles Fund - Investor Shares	Jan. 31, 2026 USD ($)
Prospectus [Line Items]
Maximum Cumulative Sales Charge (as a percentage)	0.00%
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Sales Charge on Reinvested Dividends and Distributions (as a percentage)	0.00%
Redemption Fee (as a percentage of Amount Redeemed)	0.00%
Maximum Account Fee	$ 25